Inventories (Tables)	6 Months Ended
Jun. 30, 2016
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30,	December 31,
	2016	2015
Finished goods	$745.230	$670.291
Health care supplies	335.867	395.342
Raw materials and purchased components	225.526	206.525
Work in process	77.656	68.593
Inventories	$1.384.279	$1.340.751